BORROWINGS - Summary of Bank Facility (Details) € in Millions, SFr in Millions, $ in Millions	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 4,337.2		SFr 4,676.8
Undrawn borrowing facilities	485.7
Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	4,345.7		4,687.1
Sunrise holding bank facility
Disclosure of detailed information about borrowings [line items]
Borrowings	1,540.5		2,231.2
Undrawn borrowing facilities	485.7		662.0
Sunrise holding bank facility | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 1,547.2		SFr 2,239.0
AAA
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.50%	2.50%
Facility amount (in borrowing currency) | $		$ 1,950.0
Borrowings	SFr 1,540.5
Undrawn borrowing facilities	0.0
AAA | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 1,547.2
Revolving Facility B
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.00%	2.00%	2.50%	2.50%	2.50%
Facility amount (in borrowing currency)	SFr 500.0				€ 720.0
Borrowings	0.0		SFr 0.0
Undrawn borrowing facilities	485.7		652.6
Revolving Facility B | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 0.0		SFr 0.0
AT
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			2.40%	2.40%	2.40%
Facility amount (in borrowing currency) | $				$ 700.0
Borrowings			SFr 633.8
Undrawn borrowing facilities			0.0
AT | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings			SFr 635.4
AU
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			2.50%	2.50%	2.50%
Facility amount (in borrowing currency) | €					€ 400.0
Borrowings			SFr 374.7
Undrawn borrowing facilities			0.0
AU | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings			SFr 375.8
AX
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			3.00%	3.00%	3.00%
Facility amount (in borrowing currency) | $				$ 1,044.7
Borrowings			SFr 944.0
Undrawn borrowing facilities			0.0
AX | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings			SFr 948.3
AY
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			3.00%	3.00%	3.00%
Facility amount (in borrowing currency) | €					€ 297.6
Borrowings			SFr 278.8
Undrawn borrowing facilities			0.0
AY | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings			SFr 279.6
Revolving Facility A
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			2.50%	2.50%	2.50%
Facility amount (in borrowing currency) | €					€ 10.0
Borrowings			SFr 0.0
Undrawn borrowing facilities			9.4
Revolving Facility A | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings			SFr 0.0